Document and Entity Information	9 Months Ended
	Dec. 31, 2011	Feb. 14, 2012
Document And Entity Information
Entity Registrant Name	As Seen On TV, Inc.
Entity Central Index Key	0001432967
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,970,784
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
AmendmentDescription	Revised Notes